Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary shares	Share capital and additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 3,598		$ 74,158	$ (243)	$ (70,317)
Balance, shares at Dec. 31, 2011		1,116,981
Issuance of Ordinary shares for options exercised, shares		1,254
Share-based compensation expense	107		107
Share-based compensation expense, shares		14,450
Net loss	(549)				(549)
Balance at Dec. 31, 2012	3,156		74,265	(243)	(70,866)
Balance, shares at Dec. 31, 2012		1,132,685
Issuance of Ordinary shares for options and warrants exercised	95		95
Issuance of Ordinary shares for options and warrants exercised, shares		34,504
Issuance of Ordinary shares related to SEDA, net of issuance costs (see note 12a2)	241		241
Issuance of Ordinary shares related to SEDA, net of issuance costs (see note 12a2)		51,334
Share-based compensation expense	211		211
Share-based compensation expense, shares		39,722
Net loss
Balance at Dec. 31, 2013	3,703		74,812	(243)	(70,866)
Balance, shares at Dec. 31, 2013		1,258,245
Issuance of Ordinary shares related to SEDA, net of issuance costs (see note 12a2)	1,275		1,275
Issuance of Ordinary shares related to SEDA, net of issuance costs (see note 12a2)		370,413
Issuance of Ordinary shares	467		467
Issuance of ordinary shares, shares		128,147
Share-based compensation expense	285		285
Share-based compensation expense, shares		45,887
Net loss	(433)				(433)
Balance at Dec. 31, 2014	$ 5,297		$ 76,839	$ (243)	$ (71,299)
Balance, shares at Dec. 31, 2014		1,802,692